Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Positions of Company

The following table provides information on the fair value of the Company’s derivative positions as of December 31:

	2012		2011
(Dollars in Millions)	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Total fair value of derivative positions	$1,806	$2,183	$1,913	$2,554
Netting (a)	(418)	(1,549)	(294)	(1,889)
Total	$1,388	$634	$1,619	$665

(a)	Represents netting of derivative asset and liability balances, and related collateral, with the same counterparty subject to master netting agreements. At December 31, 2012, the amount of collateral posted by counterparties, consisting primarily of cash and money market investments, that was netted against derivative assets was $84 million and the amount of cash collateral posted by the Company that was netted against derivative liabilities was $1.2 billion, compared with $88 million and $1.7 billion, respectively, at December 31, 2011.

Asset and Liability Management Derivative Positions of Company

The following table summarizes the asset and liability management derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2012
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$500	$30	3.09	$–	$–	–
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	32	–	9.88	4,528	718	3.79
Receive fixed/pay floating swaps	7,000	45	1.84	–	–	–
Net investment hedges
Foreign exchange forward contracts	758	1	.07	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	11,164	138	.07	2,921	13	.04
Sell	6,299	18	.11	12,223	57	.09
Options
Purchased	2,435	–	.07	–	–	–
Written	4,991	123	.12	4	–	.06
Receive fixed/pay floating swaps	350	1	10.21	3,775	14	10.21
Foreign exchange forward contracts	618	4	.03	1,383	6	.01
Equity contracts	31	–	2.80	27	–	2.46
Credit contracts	1,056	3	4.56	1,947	10	3.11
December 31, 2011
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	500	27	4.09	–	–	–
Foreign exchange cross-currency swaps	688	17	5.17	432	23	5.17
Cash flow hedges
Interest rate contracts
Pay fixed/receive floating swaps	–	–	–	4,788	803	4.03
Receive fixed/pay floating swaps	750	–	2.75	6,250	6	2.86
Net investment hedges
Foreign exchange forward contracts	708	4	.08	–	–	–
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	14,270	150	.07	29	–	.12
Sell	231	1	.15	14,415	134	.11
Options
Purchased	1,250	–	.07	–	–	–
Written	4,421	80	.10	11	1	.13
Receive fixed/pay floating swaps	2,625	9	10.21	–	–	–
Foreign exchange forward contracts	307	1	.08	1,414	11	.08
Equity contracts	54	1	1.05	10	–	.64
Credit contracts	800	7	3.71	1,600	8	3.59

Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company:

	Asset Derivatives			Liability Derivatives
(Dollars in Millions)	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years	Notional Value	Fair Value	Weighted-Average Remaining Maturity In Years
December 31, 2012
Interest rate contracts
Receive fixed/pay floating swaps	$16,671	$1,085	4.78	$1,090	$15	9.30
Pay fixed/receive floating swaps	928	14	11.12	16,923	1,042	4.74
Options
Purchased	3,046	16	5.24	28	–	4.42
Written	286	–	.75	2,788	16	5.68
Foreign exchange rate contracts
Forwards, spots and swaps (a)	12,186	322	.43	11,861	286	.44
Options
Purchased	323	6	.55	–	–	–
Written	–	–	–	323	6	.55
December 31, 2011
Interest rate contracts
Receive fixed/pay floating swaps	16,230	1,216	4.98	523	1	2.52
Pay fixed/receive floating swaps	99	–	1.81	16,206	1,182	5.10
Options
Purchased	2,660	26	6.11	–	–	–
Written	–	–	–	2,660	26	6.11
Foreign exchange rate contracts
Forwards, spots and swaps (a)	7,936	369	.54	7,731	354	.54
Options
Purchased	127	5	.41	–	–	–
Written	–	–	–	127	5	.41

(a)	Reflects the net of long and short positions.

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings

The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings (net-of-tax) for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2012	2011	2010	2012	2011	2010
Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts (a)	$(46)	$(213)	$(235)	$(131)	$(138)	$(148)
Net investment hedges
Foreign exchange forward contracts	(19)	34	(25)	–	–	–
Non-derivative debt instruments	20	–	–	–	–	–

Note:	Ineffectiveness on cash flow and net investment hedges was not material for the years ended December 31, 2012, 2011 and 2010.
(a)	Gains (Losses) reclassified from other comprehensive income (loss) into interest income on loans and interest expense on long-term debt.

Summary of Gains (Losses) Recognized in Earnings for Fair Value Hedges, Other Economic Hedges and Customer-Related Positions

The table below shows the gains (losses) recognized in earnings for fair value hedges, other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2012	2011	2010
Asset and Liability Management Positions
Fair value hedges (a)
Interest rate contracts	Other noninterest income	$3	$(36)	$(31)
Foreign exchange cross-currency swaps	Other noninterest income	42	(69)	(193)
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	437	23	831
Purchased and written options	Mortgage banking revenue	854	456	425
Receive fixed/pay floating swaps	Mortgage banking revenue	175	518	–
Pay fixed/receive floating swaps	Mortgage banking revenue	–	1	–
Foreign exchange forward contracts	Commercial products revenue	(63)	(81)	(16)
Equity contracts	Compensation expense	2	1	1
Credit contracts	Other noninterest income/expense	(8)	–	(6)
Customer-Related Positions
Interest rate contracts
Receive fixed/pay floating swaps	Other noninterest income	(118)	302	201
Pay fixed/receive floating swaps	Other noninterest income	124	(317)	(196)
Purchased and written options	Other noninterest income	–	–	1
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	50	53	49
Purchased and written options	Commercial products revenue	–	–	1

(a)	Gains (Losses) on items hedged by interest rate contracts and foreign exchange forward contracts, included in noninterest income (expense), were $(3) million and $(44) million for the year ended December 31, 2012, respectively, $29 million and $72 million for the year ended December 31, 2011, respectively, and $35 million and $193 million for the year ended December 31, 2010, respectively. The ineffective portion was immaterial for the years ended December 31, 2012, 2011 and 2010.